Other provisions (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of other provisions [abstract]
Schedule of provisions and liabilities

Provisions for financial commitments and guarantees £m		Regulatory and legal provisions £m	Other £m	Total £m

At 1 January 2022	194	1,054	685	1,933
Exchange and other adjustments	(1)	—	69	68
Provisions applied	—	(225)	(153)	(378)
Charge for the period	32	58	60	150
At 30 June 2022	225	887	661	1,773